Net Loss per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net Loss per Common Share

10. Net Loss per Common Share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common shareholders by the weighted-average common shares outstanding during the period. Because there is a net loss attributable to common shareholders for the three and-nine months ended September 30, 2016 and 2017, the outstanding RSUs, warrants, and common stock options have been excluded from the calculation of diluted loss per common share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

On September 29, 2016, the Company effected a one-for-three reverse stock split of all common shares outstanding. The calculation of weighted-average shares outstanding has been adjusted for this reverse stock split as if it had occurred on December 31, 2015.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the three and nine-months ended
	September 30,
	2016	2017
Preferred warrants outstanding (number of common stock equivalents)	529	529
Common warrants outstanding	1,896,826	8,401,746
RSUs outstanding	176,749	360,920
Common options outstanding	926,608	2,484,286

Total anti-dilutive common share equivalents	3,000,712	11,247,481

12. Net Loss per Common Share

Basic and diluted net loss per common share is determined by dividing net loss applicable to common shareholders by the weighted-average common shares outstanding during the period. Because there is a net loss attributable to common shareholders for the years ended December 31, 2015 and 2016, the outstanding RSUs, warrants, and common stock options have been excluded from the calculation of diluted loss per common share because their effect would be anti-dilutive. Therefore, the weighted-average shares used to calculate both basic and diluted loss per share are the same.

On September 29, 2016, the Company effected a one-for-three reverse stock split of all common shares outstanding. The calculation of weighted-average shares outstanding has been adjusted for this reverse stock split as if it had occurred on December 31, 2014.

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding for the periods presented, as they would be anti-dilutive:

	For the year ended
	December 31,
	2015	2016
Preferred warrants outstanding (number of common stock equivalents)	529	529
Common warrants outstanding	784,230	11,623,987
RSUs outstanding	25,752	174,249
Common options outstanding	713,659	896,662

Total anti-dilutive common share equivalents	1,524,170	12,695,427